Annual Operating Expenses {- Fidelity Value Discovery K6 Fund} - 07.31 Fidelity Value Discovery K6 Fund PRO-05 - Fidelity Value Discovery K6 Fund - Fidelity Value Discovery K6 Fund	Sep. 29, 2020
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%